Note 7 Fair value of financial instruments by levels (Details) - EUR (€) € in Millions		Jun. 30, 2023	Dec. 31, 2022
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		€ 141,721	€ 110,671
Derivative financial assets held for trading		39,346	39,908
Equity instruments held for trading		4,247	4,404
Debt instruments held for trading		33,999	24,367
Loans and advances held for trading		64,129	41,993
Financial assets at fair value through profit or loss, mandatorily measured at fair value		8,019	6,888
Equity instruments, mandatorily measured at fair value		7,432	6,511
Debt securities, mandatorily measured at fair value		313	129
Loans and advances to customers, mandatorily measured at fair value		274	247
Financial assets at fair value through profit or loss		1,004	913
Debt securities at fair value through profit or loss		1,004	913
Financial assets at fair value through other comprehensive income		63,979	65,374
Investments in equity instruments designated at fair value through other comprehensive income		1,254	1,198
Debt securities at fair value through other comprehensive income	[1]	62,700	64,150
Loans and advances to credit institutions at fair value through other comprehensive income		26	26
Derivative financial assets held for hedging		1,888	1,891
Current financial liabilities at fair value through profit or loss, classified as held for trading		127,332	95,611
Derivative financial liabilities held for trading		38,003	37,909
Short positions held for trading		17,107	13,487
Deposits held for trading		72,222	44,215
Financial liabilities at fair value through profit or loss		12,577	10,580
Deposits from credit institutions at fair value		111	0
Customer deposits at fair value		698	700
Debt certificates at fair value		3,642	3,288
Other financial liabilities at fair value		8,126	6,592
Derivative financial liabilities held for hedging		3,486	3,303
Level 1 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		31,765	22,710
Derivative financial assets held for trading		1,014	795
Equity instruments held for trading		4,194	4,369
Debt instruments held for trading		25,242	16,284
Loans and advances held for trading		1,315	1,262
Financial assets at fair value through profit or loss, mandatorily measured at fair value		6,723	5,720
Equity instruments, mandatorily measured at fair value		6,450	5,457
Debt securities, mandatorily measured at fair value		0	19
Loans and advances to customers, mandatorily measured at fair value		273	245
Financial assets at fair value through profit or loss		984	913
Debt securities at fair value through profit or loss		984	913
Financial assets at fair value through other comprehensive income		51,191	53,248
Investments in equity instruments designated at fair value through other comprehensive income		1,078	1,040
Debt securities at fair value through other comprehensive income		50,087	52,182
Loans and advances to credit institutions at fair value through other comprehensive income		26	26
Derivative financial assets held for hedging		0	4
Current financial liabilities at fair value through profit or loss, classified as held for trading		25,302	20,611
Derivative financial liabilities held for trading		678	746
Short positions held for trading		17,077	13,354
Deposits held for trading		7,548	6,511
Financial liabilities at fair value through profit or loss		0	0
Deposits from credit institutions at fair value		0	0
Customer deposits at fair value		0	0
Debt certificates at fair value		0	0
Other financial liabilities at fair value		0	0
Derivative financial liabilities held for hedging		0	100
Level 2 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		108,120	85,636
Derivative financial assets held for trading		38,057	38,140
Equity instruments held for trading		0	0
Debt instruments held for trading		8,590	7,934
Loans and advances held for trading		61,473	39,562
Financial assets at fair value through profit or loss, mandatorily measured at fair value		360	151
Equity instruments, mandatorily measured at fair value		62	40
Debt securities, mandatorily measured at fair value		298	111
Loans and advances to customers, mandatorily measured at fair value		0	0
Financial assets at fair value through profit or loss		20	0
Debt securities at fair value through profit or loss		20	0
Financial assets at fair value through other comprehensive income		12,276	11,537
Investments in equity instruments designated at fair value through other comprehensive income		67	58
Debt securities at fair value through other comprehensive income		12,209	11,479
Loans and advances to credit institutions at fair value through other comprehensive income		0	0
Derivative financial assets held for hedging		1,888	1,887
Current financial liabilities at fair value through profit or loss, classified as held for trading		100,825	73,871
Derivative financial liabilities held for trading		36,565	36,161
Short positions held for trading		30	133
Deposits held for trading		64,229	37,577
Financial liabilities at fair value through profit or loss		10,660	8,990
Deposits from credit institutions at fair value		111	0
Customer deposits at fair value		698	700
Debt certificates at fair value		1,725	1,698
Other financial liabilities at fair value		8,126	6,592
Derivative financial liabilities held for hedging		3,486	3,179
Level 3 Of Fair Value Hierarchy [Member]
Financial instruments assets and liabilities [Line Items]
Current financial assets at fair value through profit or loss, classified as held for trading		1,836	2,325
Derivative financial assets held for trading		274	974
Equity instruments held for trading		53	34
Debt instruments held for trading		167	148
Loans and advances held for trading		1,341	1,169
Financial assets at fair value through profit or loss, mandatorily measured at fair value		936	1,017
Equity instruments, mandatorily measured at fair value		920	1,014
Debt securities, mandatorily measured at fair value		15	0
Loans and advances to customers, mandatorily measured at fair value		1	3
Financial assets at fair value through profit or loss		0	0
Debt securities at fair value through profit or loss		0	0
Financial assets at fair value through other comprehensive income		513	589
Investments in equity instruments designated at fair value through other comprehensive income		108	100
Debt securities at fair value through other comprehensive income		405	489
Loans and advances to credit institutions at fair value through other comprehensive income		0	0
Derivative financial assets held for hedging		0	0
Current financial liabilities at fair value through profit or loss, classified as held for trading		1,205	1,129
Derivative financial liabilities held for trading		760	1,002
Short positions held for trading		0	0
Deposits held for trading		444	127
Financial liabilities at fair value through profit or loss		1,917	1,590
Deposits from credit institutions at fair value		0	0
Customer deposits at fair value		0	0
Debt certificates at fair value		1,917	1,590
Other financial liabilities at fair value		0	0
Derivative financial liabilities held for hedging		€ 0	€ 25

[1]	(1) This includes redesignations from the heading "Financial assets at amortized cost" due to the application of IFRS 17 (see Note 2.1 and Appendix III)